MUZINICH U.S. HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 90.3%
Aerospace/Defense: 1.5%
	Spirit AeroSystems Inc
$150,000	7.500%, 4/15/25	$141,542
	TransDigm Inc
300,000	6.250%, 3/15/26	291,507
		433,049
Airlines: 2.1%
	American Airlines Inc
50,000	11.750%, 7/15/25	52,296
	American Airlines Inc/AAdvantage Loyalty IP Ltd
175,000	5.500%, 4/20/26	164,646
250,000	5.750%, 4/20/29	218,569
	Delta Air Lines Inc
150,000	7.375%, 1/15/26	151,875
		587,386
Automotive & Auto Parts: 1.4%
	Dana Inc
75,000	4.500%, 2/15/32	53,641
	Ford Motor Co
175,000	3.250%, 2/12/32	125,952
150,000	4.750%, 1/15/43	99,727
	Tenneco Inc
100,000	7.875%, 1/15/29	97,863
	Thor Industries Inc
25,000	4.000%, 10/15/29	18,562
		395,745
Broadcasting: 3.4%
	Audacy Capital Corp
50,000	6.500%, 5/1/27	12,347
50,000	6.750%, 3/31/29	12,140
	Belo Corp
75,000	7.750%, 6/1/27	74,125
	Cumulus Media New Holdings Inc
200,000	6.750%, 7/1/26	168,961
	Gray Escrow II Inc
75,000	5.375%, 11/15/31	58,992
	Gray Television Inc
75,000	7.000%, 5/15/27	70,711
	Nexstar Media Inc
150,000	5.625%, 7/15/27	138,207
	Scripps Escrow Inc
150,000	5.875%, 7/15/27	130,787
	Sirius XM Radio Inc
225,000	4.000%, 7/15/28	191,855
	TEGNA Inc
125,000	4.625%, 3/15/28	115,673
		973,798
Building Materials: 1.7%
	Cornerstone Building Brands Inc
75,000	6.125%, 1/15/29	41,996
	Masonite International Corp
75,000	3.500%, 2/15/30	57,512
	New Enterprise Stone & Lime Co Inc
150,000	5.250%, 7/15/28	123,214
	SRM Escrow Issuer LLC
125,000	6.000%, 11/1/28	101,179
	Standard Industries Inc
50,000	4.375%, 7/15/30	38,370
75,000	3.375%, 1/15/31	52,999
	Summit Materials LLC / Summit Materials Finance Corp
75,000	5.250%, 1/15/29	66,093
		481,363
Cable/Satellite TV: 6.3%
	CCO Holdings LLC / CCO Holdings Capital Corp
275,000	5.000%, 2/1/28	241,726
50,000	5.375%, 6/1/29	43,875
175,000	4.750%, 3/1/30	142,399
	CSC Holdings LLC
425,000	6.500%, 2/1/29	377,757
	Directv Financing LLC / Directv Financing Co-Obligor Inc
150,000	5.875%, 8/15/27	129,656
	DISH DBS Corp
100,000	5.250%, 12/1/26	82,073
100,000	5.750%, 12/1/28	75,544
	Midcontinent Communications / Midcontinent Finance Corp
300,000	5.375%, 8/15/27	267,635
	Radiate Holdco LLC / Radiate Finance Inc
100,000	6.500%, 9/15/28	69,959
	UPC Holding BV
200,000	5.500%, 1/15/28	168,244
	Videotron Ltd.
200,000	5.125%, 4/15/27	184,004
		1,782,872
Capital Goods: 1.2%
	Dornoch Debt Merger Sub Inc
75,000	6.625%, 10/15/29	54,173
	Griffon Corp
75,000	5.750%, 3/1/28	64,599
	JB Poindexter & Co Inc
125,000	7.125%, 4/15/26	115,756
	Manitowoc Co Inc
125,000	9.000%, 4/1/26	113,923
		348,451
Chemicals: 0.3%
	Compass Minerals International Inc
25,000	6.750%, 12/1/27	23,526
	SCIH Salt Holdings Inc
75,000	4.875%, 5/1/28	61,345
		84,871
Consumer-Products: 1.0%
	Central Garden & Pet Co
50,000	4.125%, 10/15/30	39,903
25,000	4.125%, 4/30/31	19,708
	Newell Brands Inc
50,000	6.625%, 9/15/29	49,006
	Scotts Miracle-Gro Co
250,000	4.375%, 2/1/32	178,191
		286,808
Containers: 2.8%
	Canpack SA / Canpack US LLC
200,000	3.875%, 11/15/29	156,660
	Crown Americas LLC
125,000	5.250%, 4/1/30	112,671
	Graphic Packaging International LLC
250,000	3.750%, 2/1/30	206,593
	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc
125,000	4.375%, 10/15/28	103,602
	Trident TPI Holdings Inc
50,000	9.250%, 8/1/24	46,137
	Trivium Packaging Finance BV
200,000	5.500%, 8/15/26	179,149
		804,812
Diversified Financial Services: 5.0%
	Bread Financial Holdings Inc
325,000	7.000%, 1/15/26	285,569
	Castlelake Aviation Finance DAC
175,000	5.000%, 4/15/27	149,059
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
175,000	6.375%, 12/15/25	166,006
150,000	6.250%, 5/15/26	139,606
	Midcap Financial Issuer Trust
200,000	6.500%, 5/1/28	171,222
	Nationstar Mortgage Holdings Inc
150,000	6.000%, 1/15/27	127,102
50,000	5.750%, 11/15/31	36,760
	Navient Corp
150,000	7.250%, 9/25/23	149,624
75,000	6.125%, 3/25/24	73,137
	PRA Group Inc
150,000	5.000%, 10/1/29	121,875
		1,419,960
Diversified Media: 1.3%
	Advantage Sales & Marketing Inc
150,000	6.500%, 11/15/28	119,038
	Match Group Holdings II LLC
175,000	5.000%, 12/15/27	156,463
100,000	5.625%, 2/15/29	91,275
		366,776
Energy: 11.1%
	Antero Resources Corp
125,000	7.625%, 2/1/29	125,272
	Ascent Resources Utica Holdings LLC / ARU Finance Corp
25,000	7.000%, 11/1/26	24,129
75,000	5.875%, 6/30/29	66,885
	Blue Racer Midstream LLC / Blue Racer Finance Corp
175,000	7.625%, 12/15/25	168,266
131,000	6.625%, 7/15/26	122,600
	CITGO Petroleum Corp
125,000	7.000%, 6/15/25	119,642
	CrownRock LP / CrownRock Finance Inc
125,000	5.625%, 10/15/25	119,570
	EQM Midstream Partners LP
25,000	7.500%, 6/1/27	23,869
75,000	6.500%, 7/1/27	69,415
100,000	4.500%, 1/15/29	80,695
25,000	7.500%, 6/1/30	23,570
125,000	4.750%, 1/15/31	99,513
	Gulfport Energy Corp
125,000	8.000%, 5/17/26	124,558
	Harvest Midstream I LP
175,000	7.500%, 9/1/28	163,993
	Hilcorp Energy I LP / Hilcorp Finance Co
175,000	6.000%, 2/1/31	152,396
	Howard Midstream Energy Partners LLC
100,000	6.750%, 1/15/27	89,346
	Northern Oil and Gas Inc
150,000	8.125%, 3/1/28	140,934
	Occidental Petroleum Corp
100,000	5.500%, 12/1/25	100,622
75,000	8.875%, 7/15/30	83,668
125,000	6.450%, 9/15/36	124,839
75,000	4.300%, 8/15/39	61,224
75,000	4.400%, 4/15/46	61,879
25,000	4.100%, 2/15/47	20,094
	PBF Holding Co LLC / PBF Finance Corp
25,000	7.250%, 6/15/25	23,918
	Range Resources Corp
150,000	8.250%, 1/15/29	152,944
	Rockies Express Pipeline LLC
175,000	4.950%, 7/15/29	150,460
	Southwestern Energy Co
125,000	7.750%, 10/1/27	127,320
125,000	8.375%, 9/15/28	129,789
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
258,000	7.500%, 10/1/25	253,872
100,000	6.000%, 12/31/30	85,261
	Venture Global Calcasieu Pass LLC
50,000	3.875%, 8/15/29	42,991
50,000	4.125%, 8/15/31	41,581
		3,175,115
Entertainment/Film: 0.5%
	Live Nation Entertainment Inc
75,000	6.500%, 5/15/27	72,409
75,000	4.750%, 10/15/27	65,267
		137,676
Environmental: 0.1%
	GFL Environmental Inc
50,000	4.375%, 8/15/29	41,784

Food & Drug Retail: 0.6%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
25,000	7.500%, 3/15/26	25,186
150,000	4.625%, 1/15/27	134,403
		159,589
Food/Beverage/Tobacco: 1.6%
	BellRing Brands Inc
75,000	7.000%, 3/15/30	68,764
	Darling Ingredients Inc
50,000	6.000%, 6/15/30	47,698
	Herbalife Nutrition Ltd / HLF Financing Inc
50,000	7.875%, 9/1/25	44,956
	Performance Food Group Inc
100,000	5.500%, 10/15/27	91,120
	Post Holdings Inc
250,000	4.625%, 4/15/30	205,045
		457,583
Gaming: 2.6%
	Boyd Gaming Corp
75,000	4.750%, 6/15/31	60,752
	Caesars Entertainment Inc
250,000	6.250%, 7/1/25	240,975
125,000	8.125%, 7/1/27	119,676
125,000	4.625%, 10/15/29	95,818
	CDI Escrow Issuer Inc
125,000	5.750%, 4/1/30	109,364
	Churchill Downs Inc
125,000	4.750%, 1/15/28	108,353
		734,938
Healthcare: 10.3%
	AdaptHealth LLC
125,000	6.125%, 8/1/28	112,214
	AMN Healthcare Inc
225,000	4.625%, 10/1/27	202,355
	Bausch Health Cos Inc
75,000	6.125%, 2/1/27	52,110
	Centene Corp
275,000	4.625%, 12/15/29	247,760
75,000	3.375%, 2/15/30	61,476
	CHS/Community Health Systems Inc
100,000	8.000%, 3/15/26	86,783
150,000	5.625%, 3/15/27	115,683
75,000	8.000%, 12/15/27	59,510
50,000	5.250%, 5/15/30	34,926
	DaVita Inc
100,000	4.625%, 6/1/30	77,245
100,000	3.750%, 2/15/31	71,484
	Embecta Corp
100,000	5.000%, 2/15/30	85,982
	Legacy LifePoint Health LLC
175,000	6.750%, 4/15/25	166,891
200,000	4.375%, 2/15/27	165,529
	MPH Acquisition Holdings LLC
150,000	5.750%, 11/1/28	113,993
	MPT Operating Partnership LP / MPT Finance Corp
125,000	5.250%, 8/1/26	114,608
225,000	4.625%, 8/1/29	181,358
	Organon & Co / Organon Foreign Debt Co-Issuer BV
200,000	5.125%, 4/30/31	164,666
	Prestige Brands Inc
150,000	3.750%, 4/1/31	116,693
	Prime Healthcare Services Inc
250,000	7.250%, 11/1/25	223,470
	Select Medical Corp
100,000	6.250%, 8/15/26	94,215
	Tenet Healthcare Corp
400,000	4.875%, 1/1/26	372,238
		2,921,189
Homebuilders/Real Estate: 8.4%
	Ashton Woods USA LLC / Ashton Woods Finance Co
75,000	6.625%, 1/15/28	62,927
	Blackstone Mortgage Trust Inc
150,000	3.750%, 1/15/27	123,814
	Brookfield Residential Properties Inc / Brookfield Residential US LLC
125,000	6.250%, 9/15/27	105,074
	Century Communities Inc
125,000	6.750%, 6/1/27	116,863
	Global Infrastructure Solutions Inc
187,000	5.625%, 6/1/29	138,731
	HAT Holdings I LLC / HAT Holdings II LLC
175,000	6.000%, 4/15/25	164,614
100,000	3.375%, 6/15/26	80,373
	Howard Hughes Corp
200,000	5.375%, 8/1/28	166,271
	IEA Energy Services LLC
75,000	6.625%, 8/15/29	73,578
	Iron Mountain Inc
200,000	5.250%, 7/15/30	165,932
	iStar Inc
125,000	5.500%, 2/15/26	125,941
	Kennedy-Wilson Inc
75,000	4.750%, 3/1/29	57,412
50,000	4.750%, 2/1/30	37,159
75,000	5.000%, 3/1/31	54,548
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
75,000	5.250%, 10/1/25	69,098
125,000	4.750%, 6/15/29	93,788
	M/I Homes Inc
100,000	3.950%, 2/15/30	73,262
	Millennium Escrow Corp
75,000	6.625%, 8/1/26	59,454
	SBA Communications Corp
100,000	3.875%, 2/15/27	89,469
	Service Properties Trust
200,000	4.350%, 10/1/24	176,164
	Starwood Property Trust Inc
50,000	3.750%, 12/31/24	45,384
125,000	3.625%, 7/15/26	106,525
	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
225,000	7.875%, 2/15/25	219,937
		2,406,318
Hotels: 0.8%
	Hilton Domestic Operating Co Inc
150,000	3.750%, 5/1/29	124,442
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
125,000	4.875%, 7/1/31	95,596
		220,038
Leisure: 3.5%
	Carnival Corp
125,000	10.500%, 2/1/26	123,869
	Life Time Inc
250,000	5.750%, 1/15/26	227,868
	NCL Corp Ltd
100,000	5.875%, 2/15/27	83,541
	Royal Caribbean Cruises Ltd
150,000	9.125%, 6/15/23	152,811
75,000	11.500%, 6/1/25	79,948
175,000	5.500%, 8/31/26	132,760
125,000	11.625%, 8/15/27	113,984
75,000	8.250%, 1/15/29	73,156
		987,937
Metals/Mining: 1.1%
	ERO Copper Corp
50,000	6.500%, 2/15/30	37,130
	Hudbay Minerals Inc
75,000	4.500%, 4/1/26	62,432
75,000	6.125%, 4/1/29	60,598
	Kaiser Aluminum Corp
225,000	4.500%, 6/1/31	165,172
		325,332
Publishing/Printing: 0.4%
	Cimpress PLC
150,000	7.000%, 6/15/26	102,290

Restaurants: 1.9%
	1011778 BC ULC / New Red Finance Inc
25,000	3.875%, 1/15/28	21,797
125,000	4.375%, 1/15/28	108,482
250,000	4.000%, 10/15/30	197,470
	IRB Holding Corp
100,000	7.000%, 6/15/25	99,625
	Yum! Brands Inc
125,000	5.375%, 4/1/32	111,093
		538,467
Services: 4.6%
	Clarivate Science Holdings Corp
100,000	3.875%, 7/1/28	82,705
	Garda World Security Corp
100,000	4.625%, 2/15/27	85,982
	GPD Cos Inc
125,000	10.125%, 4/1/26	114,073
	Graham Holdings Co
200,000	5.750%, 6/1/26	194,219
	Herc Holdings Inc
100,000	5.500%, 7/15/27	91,207
	Hertz Corp
100,000	4.625%, 12/1/26	81,317
100,000	5.000%, 12/1/29	74,749
	Nielsen Finance LLC / Nielsen Finance Co
75,000	5.625%, 10/1/28	74,602
75,000	5.875%, 10/1/30	74,906
	TriNet Group Inc
125,000	3.500%, 3/1/29	102,075
	United Rentals North America Inc
225,000	3.750%, 1/15/32	176,705
	WESCO Distribution Inc
25,000	7.125%, 6/15/25	25,054
150,000	7.250%, 6/15/28	147,238
		1,324,832
Steel: 0.5%
	Cleveland-Cliffs Inc
100,000	6.750%, 3/15/26	98,488
	TMS International Corp
75,000	6.250%, 4/15/29	53,385
		151,873
Super Retail: 1.8%
	At Home Group Inc
50,000	7.125%, 7/15/29	29,586
	Bath & Body Works Inc
100,000	6.750%, 7/1/36	82,562
	LCM Investments Holdings II LLC
100,000	4.875%, 5/1/29	77,586
	LSF9 Atlantis Holdings LLC / Victra Finance Corp
100,000	7.750%, 2/15/26	89,377
	Macy’s Retail Holdings LLC
100,000	5.875%, 4/1/29	81,700
	Michaels Cos Inc
125,000	7.875%, 5/1/29	72,357
	Wolverine World Wide Inc
100,000	4.000%, 8/15/29	76,437
		509,605
Technology: 1.4%
	CommScope Inc
75,000	4.750%, 9/1/29	61,316
	GoTo Group Inc
125,000	5.500%, 9/1/27	76,933
	NCR Corp
125,000	5.125%, 4/15/29	94,005
	Open Text Corp
175,000	3.875%, 2/15/28	144,967
	Veritas US Inc / Veritas Bermuda Ltd
25,000	7.500%, 9/1/25	19,183
		396,404
Telecommunications: 8.1%
	Altice Financing SA
200,000	5.000%, 1/15/28	154,488
	Altice France SA
200,000	5.500%, 1/15/28	158,689
	Cogent Communications Group Inc
175,000	7.000%, 6/15/27	165,191
	Connect Finco SARL / Connect US Finco LLC
200,000	6.750%, 10/1/26	175,234
	Consolidated Communications Inc
125,000	6.500%, 10/1/28	93,777
	Embarq Corp
75,000	7.995%, 6/1/36	37,668
	Frontier Communications Holdings LLC
125,000	5.875%, 10/15/27	112,820
50,000	8.750%, 5/15/30	50,114
	GCI LLC
250,000	4.750%, 10/15/28	208,067
	Hughes Satellite Systems Corp
75,000	5.250%, 8/1/26	68,616
175,000	6.625%, 8/1/26	159,067
	Intelsat Jackson Holdings SA
25,000	6.500%, 3/15/30	21,317
	LCPR Senior Secured Financing DAC
200,000	6.750%, 10/15/27	166,275
	Level 3 Financing Inc
75,000	3.400%, 3/1/27	62,961
225,000	4.625%, 9/15/27	189,036
	Lumen Technologies Inc
150,000	5.125%, 12/15/26	129,287
	Sprint Capital Corp
175,000	6.875%, 11/15/28	180,123
150,000	8.750%, 3/15/32	174,169
		2,306,899
Utilities: 3.0%
	Calpine Corp
25,000	5.250%, 6/1/26	23,598
50,000	5.125%, 3/15/28	43,063
100,000	4.625%, 2/1/29	81,681
100,000	5.000%, 2/1/31	79,227
125,000	3.750%, 3/1/31	98,015
	Clearway Energy Operating LLC
375,000	3.750%, 2/15/31	298,304
	Sunnova Energy Corp
250,000	5.875%, 9/1/26	223,697
		847,585
TOTAL CORPORATE BONDS
(Cost $29,314,498)		25,711,345

BANK LOANS: 7.8%
Automotive & Auto Parts: 0.7%
	First Brands 1st Lien TL (Trico) (3/21)
104,379	8.368% (3 Months SOFR + 5%), 3/30/27 [1,2]	100,700
	Wheel Pros TL (4/21)
123,750	7.552% (1 Month LIBOR + 4.5%), 5/11/28 [1,2]	91,540
		192,240
Building Materials: 0.5%
	Quikrete TL B1 (4/21)
149,250	6.115% (1 Month LIBOR + 3%), 3/18/29 [1,2]	143,975

Containers: 0.3%
	Tekni-Plex TL 2022 Incremental
100,000	5.750%, 9/15/28 [1,3]	95,750

Diversified Financial Services: 0.9%
	Citadel Securities TL B Incremental
250,000	6.034% (1 Month SOFR + 3%), 2/29/28 [1,2]	247,812

Gaming: 0.3%
	Flutter Entertainment TL B 9/22 (A)
75,000	6.590%, 7/4/28 [1,2,3]	73,336

Healthcare: 2.1%
	Athenahealth DD TL (02/22)
21,739	4.500%, 2/15/29 [1,2,3]	19,533
	Athenahealth TL B (02/22)
127,940	6.576% (1 Month SOFR + 3.5%), 2/15/29 [1,2]	114,954
	Avantor Funding TL Incremental B-5
129,541	5.365% (1 Month LIBOR + 2.25%), 11/8/27 [1,2]	126,444
	BW NHHC Holdco TL
196,410	7.961% (3 Months LIBOR + 5%), 5/15/25 [1,2]	124,794
	EyeCare Partners TL (08/22)
200,000	7.621% (3 Months SOFR + 4.5%), 11/15/28 [1,2]	187,000
	US Outpatient/ US Radiology(12/20) TL
24,626	8.924% (3 Months LIBOR + 5.25%), 12/15/27 [1,2]	21,795
		594,520
Leisure: 0.3%
	Carnival TL (USD)
97,259	5.877% (3 Months LIBOR + 3%), 6/30/25 [1,2]	88,992

Restaurants: 0.2%
	Dave & Buster’s TL B (04/22)
50,000	8.188% (1 Month SOFR + 5%), 6/29/29 [1,2]	48,844

Services: 0.4%
	Corporation Service Company TL
130,000	6.270%, 12/31/29 [1,2,3]	127,075

Super Retail: 0.5%
	S&S Holdings TL
149,242	7.783% (3 Months LIBOR + 5%), 3/10/28 [1,2]	144,392

Technology: 1.0%
	Ahead DB Holdings TL (04/21)
98,750	7.430% (3 Months LIBOR + 3.75%), 10/18/27 [1,2]	94,522
	CT Technologies TL (6/21) (HealthPort/Ciox Health/Smart)
73,875	7.365% (1 Month LIBOR + 4.25%), 12/16/25 [1,2]	68,288
	Dawn Acquisition TL
147,321	7.424% (3 Months LIBOR + 3.75%), 12/31/25 [1,2]	109,147
		271,957
Telecommunications: 0.3%
	Crown Subsea TL (4/21) (SubCom)
100,547	7.314% (1 Month LIBOR + 4.75%), 4/27/27 [1,2]	97,531

Transportation Excluding Air/Rail: 0.3%
	Yak Access TL B
135,616	8.070% (3 Months LIBOR + 5%), 7/11/25 [1,2]	82,387

TOTAL BANK LOANS
(Cost $2,395,076)		2,208,811

TOTAL INVESTMENTS IN SECURITIES: 98.1%
(Cost $31,709,574)		27,920,156
Other Assets in Excess of Liabilities: 1.9%		545,647
TOTAL NET ASSETS: 100.0%		$28,465,803

LIBOR	London Interbank Offered Rate
USD	United States Dollars
SOFR	Secured Overnight Financing Rate

[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	All or a portion of the loan may be unfunded.

Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Muzinich U.S. High Yield Credit Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.

U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$25,711,345	$–	$25,711,345
Bank Loans	–	2,208,811	–	2,208,811
Total Assets	$–	$27,920,156	$–	$27,920,156